PARENT COMPANY INFORMATION - Investment in Subsidiaries and Associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ADL Digital Lab SAS
Disclosure of parent company information
Proportion of ownership interest in associate	34.00%
Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.74%
Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%
Banco Commercial Av Villas S A
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%
Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%
Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	38.63%
Parent
Disclosure of parent company information
Investments in subsidiaries	$ 22,016,277	$ 19,932,376
Investments in subsidiaries and associates	$ 22,016,681	$ 19,932,376
Parent | ADL Digital Lab SAS
Disclosure of parent company information
Proportion of ownership interest in subsidiary	34.00%
Investments in associates	$ 404
Parent | Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.74%	68.74%
Investments in subsidiaries	$ 13,325,612	$ 11,905,815
Parent | Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%	72.27%
Investments in subsidiaries	$ 3,415,545	$ 3,183,351
Parent | Banco Commercial Av Villas S A
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%	79.87%
Investments in subsidiaries	$ 1,410,765	$ 1,290,056
Parent | Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%	93.74%
Investments in subsidiaries	$ 3,074,428	$ 2,923,562
Parent | Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	38.63%	38.25%
Investments in subsidiaries	$ 821,827	$ 674,484
Parent | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	75.67%	75.69%
Investments in subsidiaries	$ 503,993	$ 440,707
Parent | Grupo Aval Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%	100.00%
Investments in subsidiaries	$ (535,893)	$ (347,082)
Parent | Grupo Aval International Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary		100.00%
Investments in subsidiaries		$ (138,517)